May 30, 1997

VIA EDGAR TRANSMISSION



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Variable Account A of  American International Life
          Assurance Company of New York
          File No. 33-39170


Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of American International Life Assurance Company of New York (the Company) and Variable Account A, we certify that the form of the Prospectuses and Statements of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 8 to the Registration Statement for Variable Account A, which was filed electronically and became effective on May 1, 1997.


If you should have any questions  regarding the foregoing,  please contact me at
(302) 594-2987.


Very truly yours,


/s/ Kenneth D. Walma
---------------------------
Kenneth D. Walma